Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
a.Breakdown of intangible assets

		12/31/2025			12/31/2024
	Annual amortization rate	Historical cost	(Accumulated amortization)	Carrying amount	Historical cost	(Accumulated amortization)	Carrying amount
Goodwill	—	785,577	—	785,577	798,275	—	798,275
Intangible assets in progress	—	499,531	—	499,531	460,783	—	460,783
Development costs	20%	806,722	(326,937)	479,785	530,228	(204,850)	325,378
Right of use	17%	763,978	(509,195)	254,783	628,654	(381,765)	246,889
Customer portfolio	20%	13,965	(9,702)	4,263	13,965	(9,237)	4,728
Total		2,869,773	(845,834)	2,023,939	2,431,905	(595,852)	1,836,053
b.Changes in intangible assets

	Goodwill	Right of use	Development costs	Intangible assets in progress	Customer portfolio	Total
Balance as of December 31, 2024	798,275	246,889	325,378	460,783	4,728	1,836,053
Addition	—	143,219	37	317,238	—	460,494
Write-offs/Disposals	(12,036)	(7,895)	(599)	(1,434)	—	(21,964)
Transfers	—	—	277,056	(277,056)	—	—
Amortization	—	(127,430)	(122,087)	—	(465)	(249,982)
Exchange rate changes	(662)	—	—	—	—	(662)
Balance as of December 31, 2025	785,577	254,783	479,785	499,531	4,263	2,023,939

Balance as of December 31, 2023	635,735	173,217	241,711	288,045	6,596	1,345,304
Addition	—	99,996	17,117	310,570	—	427,683
Write-offs/Disposals	—	(120)	—	(7,269)	—	(7,389)
Transfers	—	(5,516)	152,293	(146,777)	—	—
Business combination	162,540	77,084	—	16,214	—	255,838
Amortization	—	(97,772)	(85,743)	—	(1,868)	(185,383)
Balance as of December 31, 2024	798,275	246,889	325,378	460,783	4,728	1,836,053